Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,503,919)	$ (3,235,175)	$ (2,167,611)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,206,703	1,932,074	1,815,588
Amortization of right-of-use assets	2,273,649	2,171,124	2,279,490
Deferred tax (benefit) expense	(1,267,903)	147,998	(663,227)
Inventories write-downs	638,145	494,204	192,766
Loss (gain) on revaluation of long-term investments	63,644	(87,482)	466,262
Gain on change in fair value of warrant liabilities	(599,255)
Unrealized gain on change in fair value of OET derivative liability	(909,454)
Allowance for credit losses	254,292	34,730	1,652
Reversal of allowance for credit losses	(26,531)		(154,929)
Loss (gain) on disposal of property, plant and equipment	18,975	(1,483)
Remeasurement of defined benefit obligations	12,205		(19,552)
Changes in operating assets and liabilities:
Accounts and notes receivable, net	(1,777,712)	(782,826)	1,726,982
Due from/to related parties	5,339	(202,946)	124,744
Operating lease liabilities	250,259	(1,260,469)	(565,604)
Prepaid tax	235,136	(162,010)	(2,108,483)
Inventories	2,534,824	(445,302)	(6,746,575)
Prepaid expenses and other current assets	262,439	266,169	(409,170)
Accounts payable	1,507,996	332,075	(466,541)
Right-of-use assets	(2,536,883)	(840,915)	(1,560,254)
Accrued expenses and other current liabilities	(2,118,504)	76,063	(2,192,882)
Prepaid expenses and other non-current assets	(523,459)	(7,359)	(758,080)
Other non-current liabilities		(4,599)
Net cash used in operating activities	(1,000,014)	(1,576,129)	(11,205,424)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(602,960)	(4,138,945)	(11,585,245)
Purchase of intangible assets	(7,215)	(177,539)
Purchase of long-term investments	(257,839)	(76,605)	(7,062)
Purchase of short-term investments		(62,293)
Proceeds from disposal of property, plant and equipment	6,635	1,483
Disposal of short-term investments	62,183
Net cash used in investing activities	(799,196)	(4,453,899)	(11,592,307)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	52,598,938	41,610,136	38,752,418
Repayments of bank borrowings	(49,244,300)	(37,898,778)	(24,734,659)
Purchase of non-controlling interests	(38,754)
Dividend distribution			(2,715,297)
Net cash provided by financing activities	3,315,884	3,711,358	11,302,462
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	519,792	(1,684,859)	(20,915)
Net increase/ (decrease) in cash and cash equivalents	2,036,466	(4,003,529)	(11,516,184)
Cash, cash equivalents and restricted cash at the beginning of year	5,302,199	9,305,728	20,821,912
Cash, cash equivalents and restricted cash at the end of year	7,338,665	5,302,199	9,305,728
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	657,053	506,009	282,484
Income taxes paid, net of refunds	297,851	466,127	2,564,373
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION:
Right of use assets obtained in exchange for operating lease obligations	2,790,155	1,107,424	1,822,488
Cash and cash equivalents, beginning of the year	5,098,420	8,904,618
Restricted cash, beginning of the year	203,779	401,110
Total cash, cash equivalents and restricted cash, beginning of the year	5,302,199	9,305,728
Cash and cash equivalents, end of the year	7,179,800	5,098,420	8,904,618
Restricted cash, end of the year	158,865	203,779	401,110
Total cash, cash equivalents and restricted cash, end of the year	$ 7,338,665	$ 5,302,199	$ 9,305,728